Small-Cap Equity Portfolio
Small-Cap Equity Portfolio
Investment Goal
This Fund seeks long-term growth of capital.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Small-Cap Equity Portfolio		Class I	Class P
Management Fee		0.75%	0.75%
Service Fee		0.20%	none
Other Expenses		0.07%	0.07%
Total Annual Fund Operating Expenses		1.02%	0.82%
Less Fee Waiver	[1]	(0.10%)	(0.10%)
Total Annual Fund Operating Expenses after Fee Waiver		0.92%	0.72%
[1]	PLFA has agreed to waive 0.10% of its management fee through April 30, 2020. The agreement is terminable upon approval of the Board of Trustees and prior written notice to the investment adviser.

Examples

The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Examples assume that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, that all dividends and distributions are reinvested, and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown, except for the fee waiver, which is only reflected for the contractual period. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

These Examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
Expense Example - Small-Cap Equity Portfolio - USD ($)	1 year	3 years	5 years	10 years
Class I	94	315	554	1,239
Class P	74	252	445	1,004

Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
Expense Example No Redemption - Small-Cap Equity Portfolio - USD ($)	1 year	3 years	5 years	10 years
Class I	94	315	554	1,239
Class P	74	252	445	1,004

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance. During the most recent fiscal year, the portfolio turnover rate was 35% of the average value of the Fund.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its assets in securities of companies with small market capitalizations, including instruments with characteristics of small-capitalization equity securities (such as derivatives).

The Fund invests mainly in common stocks of small, publicly traded companies. As of December 31, 2018, the weighted average market capitalization of the Fund was approximately $2.1 billion.

This Fund is sub-advised by both Franklin Mutual Advisers, LLC (“Franklin”) and BlackRock Investment Management, LLC (“BlackRock”). PLFA is the Fund’s investment adviser and, subject to the approval of the Trust’s board of trustees, selects the Fund’s sub-advisers and monitors their performance on an ongoing basis. PLFA has selected the Fund’s current sub-advisers because of their different approaches to investing in securities of companies with small market capitalizations. Franklin uses an active management style; BlackRock uses an index management style and seeks to track the performance of the Fund’s benchmark index. PLFA allocates the Fund’s assets between Franklin and BlackRock and may change the allocation or rebalance at any time. PLFA allocates assets to the sub-advisers to increase diversification among securities and investment styles in seeking to increase the Fund’s potential for investment return while managing its risk and volatility. Sector allocations are determined based upon the Manager's assessment of investment opportunities and/or market conditions.

Franklin managed portion: Franklin generally considers a company to be a small-capitalization company if it has a market capitalization that is no more than: (1) the largest market capitalization of a company in the Russell 2000 Index as of the most recent month end; or (2) the average of the month end largest market capitalization of a company in the Russell 2000 Index over the prior 12 months. As of December 31, 2018, those capitalization amounts were (1) $4.9 billion and (2) $7.1 billion, respectively.

Franklin generally invests its portion of the Fund’s assets in common stocks that it believes are currently undervalued and have the potential for capital appreciation. In choosing investments that are undervalued, Franklin focuses on companies that have one or more of the following characteristics.

• Stock prices that are low relative to current or historical or future earnings, book value, cash flow or sales — all relative to the market, a company’s industry or a company’s earnings history.

• Recent sharp price declines but the potential for good long-term earnings prospects, in the sub-adviser’s opinion.

• Valuable intangibles not reflected in the stock price, such as franchises, distribution networks or market share for particular products or services, underused or understated assets or cash, or patents and trademarks.

In addition to price, Franklin, in choosing an investment, may consider a variety of other factors that may identify the issuer as a potential turnaround candidate or takeover target, such as ownership of valuable franchises, trademarks or trade names, control of distribution networks and market share for particular products. Purchase decisions may also be influenced by income, company buy-backs, and insider purchases and sales.

Franklin employs a bottom-up stock selection process.

Franklin may invest up to 25% of its portion of the Fund’s assets in securities of foreign issuers, including American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), and Global Depositary Receipts (“GDRs”).

Franklin may sell a holding when it appreciates to a stated target, it fails to perform as expected or when other opportunities appear more attractive.

BlackRock managed portion: BlackRock generally considers a company to be a small-capitalization company if it has a market capitalization that is within the range of the Fund’s current benchmark index, the Russell 2000 Value Index. As of December 31, 2018, the market capitalization range of the Russell 2000 Value Index was approximately $34.7 million to $4.9 billion.

BlackRock invests its portion of the Fund’s assets in securities that are included in the Russell 2000 Value Index or have economic characteristics similar to securities included in that index. The Russell 2000 Value Index measures the performance of the small-capitalization value segment of the U.S. equity universe. It includes those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. BlackRock principally invests in common stock.

BlackRock’s portion of the Fund will generally hold any number of the stocks in the index with characteristics and industry weightings in approximately the same proportions as their weightings in the index. This portion of the Fund will not concentrate, except to the same approximate extent as its index may concentrate in the securities of a particular industry or group of industries. BlackRock periodically reviews and rebalances its portion of the Fund’s investments to more closely track the performance of the index. For example, the sub-adviser may make adjustments as a result of cash flows, changes in industry weightings compared to the index, and other factors. In addition, if the index administrator adjusts the index, BlackRock will in turn adjust the Fund’s investments accordingly (although not necessarily simultaneously). BlackRock will not, however, actively manage its portion of the Fund or carry out a financial analysis of its holdings. BlackRock will not, however, actively manage its portion of the Fund or carry out a financial analysis of its holdings.

BlackRock will not deviate from the above noted strategies at any time for any reason.

Principal Risks

As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money. There is no guarantee that the Fund will achieve its investment goal. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Italicized terms refer to other Principal Risks described below. The Fund may be affected by the following principal risks:

Franklin managed portion

• Active Management Risk: The Manager’s judgments about the potential value or price appreciation of an investment may prove to be incorrect or fail to have the intended results, which could negatively impact the Fund’s performance.

• Currency Risk: A decline in the value of a foreign currency relative to the U.S. dollar reduces the value in U.S. dollars of the Fund’s investments in that foreign currency and investments denominated in that foreign currency.

• Foreign Markets Risk: Exposure to foreign markets, including through depositary receipts, can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region. Depositary receipts are also subject to these risks. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, may not have any obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

BlackRock managed portion

• Industry Concentration Risk: Concentrating investments in a particular industry or group of industries makes the Fund more susceptible to adverse economic, business, regulatory or other developments affecting that industry or related industries. Because the Fund may concentrate in the securities of a particular industry or group of industries to the same approximate extent as its index, the Fund may perform poorly during a downturn in that industry or group of industries.

• Passive Management Risk: A passively managed (or index) fund generally holds constituent securities of its benchmark index regardless of performance, which could cause the index fund’s return to be lower than an actively managed fund (which generally seeks to outperform a benchmark index). Such fund will also perform poorly when the index performs poorly. In addition, an index fund has operating and other expenses while an index does not. As such, an index fund will tend to underperform the index to some degree over time even though it will attempt to track its index as closely as possible.

• Tracking Error Risk: Performance of the Fund may vary, sometimes substantially, from the performance of its benchmark index due to imperfect correlation between the Fund’s investments and the index.

Risks for both portions of the Fund

• Equity Securities Risk: Equity securities tend to go up or down in value, sometimes rapidly and unpredictably.

• Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer of the security or instrument, such as reduced demand for the issuer’s goods or services.

• Liquidity Risk: Certain holdings may be difficult to purchase, sell and value, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. The Fund may not be able to sell a holding quickly at the price it has valued the holding, may be unable to take advantage of market opportunities or may be forced to sell other more desirable, more liquid securities or sell less liquid or illiquid securities at a loss if needed to raise cash to conduct operations, including to meet redemption requests.

• Market and Regulatory Risk: Events in the financial markets and economy may cause volatility and uncertainty and adversely impact the Fund’s performance. Market events may affect a single issuer, industry, sector, or the market as a whole. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments.

• Price Volatility Risk: To the extent the Fund invests in investments whose value may go up or down rapidly or unpredictably, the Fund’s value may also go up or down rapidly or unpredictably. Price volatility can be caused by many factors, including changes in the economy or financial markets or for reasons specific to a particular issuer.

• Sector Risk: The Fund may be invested more heavily from time to time in a particular sector (which is more broadly defined than an industry classification) based on investment opportunities or market conditions. If the Fund is invested more heavily in a particular sector, its performance will be more sensitive to developments that affect that sector. Individual sectors may rise and fall more than the broader market. In addition, issuers within a sector may all react in the same way to economic, political, regulatory or other events.

• Small-Capitalization Companies Risk: Small-capitalization companies may be more susceptible to liquidity risk and price volatility risk and be more vulnerable to economic, market and industry changes than larger, more established companies.

• Underlying Fund Risk: Because the Fund may serve as an underlying fund of one or more “fund of funds” of the Trust and thus have a significant percentage of its outstanding shares held by such fund of funds, a change in asset allocation by the fund of funds could result in large redemptions out of the Fund, causing potential increases in expenses to the Fund and sale of securities in a short timeframe, both of which could negatively impact performance.

• Value Companies Risk: Value companies are those that a Manager believes are undervalued and trading for less than their intrinsic values. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.

Performance

The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to a broad-based market index. The bar chart shows the performance of the Fund’s Class I shares. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did. Past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers or expense limitations, if any, that were in effect during the periods presented.

BlackRock and Franklin became co-sub-advisers of the Fund on May 1, 2010, and some investment policies changed at that time. Another firm managed the Fund before that date.

Calendar Year Total Returns (%)

Best and worst quarterly performance reflected within the bar chart: Q4 2011: 18.84%; Q3 2011: (21.36%)
Average Annual Total Returns (For the periods ended December 31, 2018)
Average Annual Returns - Small-Cap Equity Portfolio	Label	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class I	Class I (incepted May 2, 2005)	(12.91%)	2.96%	10.63%		May 02, 2005
Class P	Class P (incepted May 2, 2011)	(12.74%)	3.16%		6.66%	May 02, 2011
Russell 2000 Value Index (reflects no deductions for fees, expenses or taxes)	Russell 2000 Value Index (reflects no deductions for fees, expenses or taxes)	(12.86%)	3.61%	10.40%		May 02, 2005